UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%
Communication Services - 4.7%
310,705	Deutsche Telekom AG	$5,077,621
115,400	Nippon Telegraph & Telephone Corp.	2,916,584
1,882,800	Singapore Telecommunications Ltd.	4,720,403
		12,714,608
Consumer Discretionary - 7.5%
22,756	Alibaba Group Holding Ltd. - ADR [1]	4,826,547
39,489	Bayerische Motoren Werke AG	3,234,390
319,722	Melia Hotels International SA	2,823,519
19,105	Naspers Ltd. - Class N	3,126,476
270,300	Panasonic Corp.	2,535,195
24,400	Shimano, Inc.	3,958,436
		20,504,563
Consumer Staples - 11.7%
142,605	Essity AB - Class A	4,592,770
57,900	Kao Corp.	4,775,308
28,783	Kerry Group PLC	3,586,979
49,839	Reckitt Benckiser Group PLC	4,048,373
54,200	Shiseido Company Ltd.	3,848,742
123,000	Sundrug Company Ltd.	4,450,383
115,514	Unilever NV - NYRS	6,637,434
		31,939,989
Financials - 18.8%
502,826	AIA Group Ltd.	5,288,707
173,200	AXA SA	4,894,005
668,901	ING Groep NV	8,041,839
69,698	Julius Baer Gruppe AG 1	3,593,136
558,900	Kasikornbank PLC - NVDR	2,813,587
45,364	Macquarie Group Ltd.	4,393,241
491,400	ORIX Corp.	8,143,170
11,072,200	PT Bank Rakyat Indonesia (Persero) Tbk.	3,504,639
144,186	Sampo Oyj - Class A	6,295,640
461,924	Standard Chartered PLC	4,352,780
		51,320,744
Health Care - 15.8%
48,595	Alcon, Inc. [1]	2,749,019
39,794	BioMerieux	3,547,816
108,950	Dechra Pharmaceuticals PLC	4,189,158
58,200	Hoya Corp.	5,555,891
113,244	Koninklijke Philips NV	5,535,812
72,622	Novartis AG - ADR	6,876,577
115,851	Novo Nordisk A/S - Class B	6,713,430
197,408	Roche Holding Ltd. - ADR	8,026,609
		43,194,312

Industrials - 15.1%
156,333	Assa Abloy AB	3,654,356
112,613	Atlas Copco AB - Class B	3,910,041
47,200	Daikin Industries	6,659,440
67,718	Ferguson PLC	6,162,844
52,184	KION Group AG	3,588,572
100,694	Recruit Holdings Company Ltd.	3,771,529
56,188	Schneider Electric SE	5,772,766
31,382	Spirax-Sarco Engineering PLC	3,694,110
39,830	Vestas Wind Systems A/S	4,023,089
		41,236,747
Information Technology - 10.2%
10,127	ASML Holding NV - NYRS	2,996,984
197,067	Infineon Technologies AG	4,452,623
12,400	Keyence Corp.	4,354,118
670,143	Nokia OYJ	2,478,782
38,038	SAP SE - ADR	5,096,711
60,247	Taiwan Semiconductor Manufacturing Company Ltd. - ADR [1]	3,500,351
44,500	TDK Corp.	5,000,872
		27,880,441
Materials - 6.8%
35,822	Air Liquide SA	5,078,538
57,280	Croda International PLC	3,890,978
939,585	DS Smith PLC	4,778,881
96,389	Umicore SA	4,697,443
		18,445,840
Real Estate - 3.8%
1,738,000	Hang Lung Properties Ltd.	3,816,205
119,902	Vonovia SE	6,439,889
		10,256,094
Utilities - 3.3%
39,320	Orsted A/S	4,066,660
239,171	Red Electrica Corp SA	4,819,261
		8,885,921
TOTAL COMMON STOCKS
(Cost $205,095,311)		266,379,259

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
4,061,674	First American Treasury Obligations Fund - Class X, 1.528% [2]	4,061,674

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,061,674)		4,061,674

TOTAL INVESTMENTS - 99.2%
(Cost $209,156,985)		270,440,933
Other Assets in Excess of Liabilities - 0.8%		2,204,328
NET ASSETS - 100.0%		$272,645,261

ADR	American Depositary Receipt
NYRS	New York Registry Shares
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at December 31, 2019 (Unaudited)

Country	% of Net Assets [1]
Japan	20.5%
United Kingdom	11.4%
Germany	10.2%
Netherlands	8.5%
Switzerland	7.8%
France	7.1%
Denmark	5.4%
Sweden	4.5%
Hong Kong	3.4%
Finland	3.2%
Spain	2.8%
China	1.8%
Singapore	1.7%
Belgium	1.7%
Australia	1.6%
Ireland	1.3%
Indonesia	1.3%
Taiwan	1.3%
South Africa	1.2%
Thailand	1.0%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of i

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$12,714,608	$-	$12,714,608
Consumer Discretionary	4,826,548	15,678,015	-	20,504,563
Consumer Staples	10,224,413	21,715,576	-	31,939,989
Financials	-	51,320,744	-	51,320,744
Health Care	17,652,206	25,542,106	-	43,194,312
Industrials	-	41,236,747	-	41,236,747
Information Technology	11,594,047	16,286,394	-	27,880,441
Materials	-	18,445,840	-	18,445,840
Real Estate	-	10,256,094	-	10,256,094
Utilities	4,066,660	4,819,261	-	8,885,921
Total Common Stocks	48,363,874	218,015,385	-	266,379,259
Short-Term Investments	4,061,674	-	-	4,061,674
Total Investments in Securities	$52,425,548	$218,015,385	$-	$270,440,933

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Communication Services - 10.9%
9	Alphabet, Inc. - Class A [1]	$12,054
1,479	Alphabet, Inc. - Class C [1]	1,977,453
12,795	The New York Times Company - Class A	411,615
19,150	Verizon Communications, Inc.	1,175,810
6,235	Walt Disney Company	901,768
		4,478,700
Consumer Discretionary - 10.1%
2,560	Advance Auto Parts, Inc.	410,009
215	Booking Holdings, Inc. [1]	441,552
1,820	Ford Motor Company	16,926
3,860	Home Depot, Inc.	842,947
4,560	Mohawk Industries, Inc. [1]	621,893
4,850	PVH Corp.	509,977
4,115	Royal Caribbean Cruises Ltd.	549,394
1,895	Target Corp.	242,958
7,910	TJX Companies, Inc.	482,985
110	VF Corp.	10,963
		4,129,604
Consumer Staples - 6.5%
4,970	Colgate-Palmolive Company	342,135
15	Costco Wholesale Corp.	4,409
2,750	The Estee Lauder Companies, Inc. - Class A	567,985
5,295	Kimberly-Clark Corp.	728,327
11,550	Mondelez International, Inc. - Class A	636,174
2,835	PepsiCo, Inc.	387,459
		2,666,489
Financials - 12.1%
3,210	American Express Company	399,613
2,445	Aon PLC	509,269
13,035	Citigroup, Inc.	1,041,366
1,710	CME Group, Inc.	343,231
14,300	Fifth Third Bancorp	439,582
20,020	KeyCorp	405,205
13,820	Morgan Stanley	706,478
3,725	PNC Financial Services Group, Inc.	594,622
4,355	T. Rowe Price Group, Inc.	530,613
		4,969,979

Health Care - 13.1%
4,730	Agilent Technologies, Inc.	403,516
2,290	Amgen, Inc.	552,050
2,579	Biogen, Inc. [1]	765,267
3,415	Danaher Corp.	524,134
8,065	Merck & Company, Inc.	733,512
9,890	Novo Nordisk A/S - ADR	572,433
1,605	Regeneron Pharmaceuticals, Inc. [1]	602,646
2,545	UnitedHealth Group, Inc.	748,179
2,065	Waters Corp. [1]	482,487
		5,384,224
Industrials - 7.6%
3,245	3M Company	572,483
3,435	Carlisle Companies, Inc.	555,920
2,870	Cummins, Inc.	513,615
8,080	Emerson Electric Company	616,181
130	HD Supply Holdings, Inc. [1]	5,229
2,530	Kansas City Southern	387,495
5,910	Wabtec Corp.	459,798
		3,110,721
Information Technology - 26.2%
2,240	Adobe, Inc. [1]	738,774
3,415	Analog Devices, Inc.	405,839
6,295	Apple, Inc.	1,848,527
8,065	Applied Materials, Inc.	492,288
8,680	Ciena Corp. [1]	370,549
9,500	First Solar, Inc. [1]	531,620
2,767	Intuit, Inc.	724,760
11,120	Micron Technology, Inc. [1]	598,034
17,135	Microsoft Corp.	2,702,189
112,165	Nokia OYJ - ADR	416,132
7,430	Oracle Corp.	393,641
7,995	Visa, Inc. - Class A	1,502,261
		10,724,614
Materials - 3.5%
7,790	Albemarle Corp.	568,982
3,855	AptarGroup, Inc.	445,715
2,185	Ecolab, Inc.	421,683
		1,436,380
Real Estate - 4.2%
3,760	Crown Castle International Corp. - REIT	534,484
19,695	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	633,785
18,585	Weyerhaeuser Company - REIT	561,267
		1,729,536
Utilities - 3.2%
2,680	American Water Works Company, Inc.	329,238
8,030	Avangrid, Inc.	410,815
10,095	Portland General Electric Co.	563,200
		1,303,253
TOTAL COMMON STOCKS
(Cost $27,654,683)		39,933,500

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
735,754	First American Treasury Obligations Fund - Class X, 1.528% [2]	735,754

TOTAL SHORT-TERM INVESTMENTS
(Cost $735,754)		735,754

TOTAL INVESTMENTS - 99.2%
(Cost $28,390,437)		40,669,254
Other Assets in Excess of Liabilities - 0.8%		309,446
NET ASSETS - 100.0%		$40,978,700

ADR	American Depositary Receipt
REIT	Real Estate Invesmtent Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31,2019. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Total
Common Stocks	$39,933,500	$-	$39,933,500
Short-Term Investments	735,754	-	735,754
Total Investments in Securities	$40,669,254	$-	$40,669,254

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date  March 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date  March 2, 2020

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich
Treasurer/Principal Financial Officer

Date  March 2, 2020

* Print the name and title of each signing officer under his or her signature.